SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following is information about reported segment results of operation:

	Six months ended June 30, 2013
	(Unaudited)
	Software services	IT professional services	Unallocated expense	Total

Total revenues	$32,446	$35,724	$-	$68,170
Expenses	25,553	31,898	2,011	59,462

Segment operating income (loss)	$6,893	$3,826	$(2,011)	$8,708

Depreciation and amortization	$2,970	$772	$136	$3,878

	Six months ended June 30, 2012
	(Unaudited)
	Software services	IT professional services	Unallocated expense	Total

Total revenues	$32,490	$25,582	$-	$58,072
Expenses	24,557	23,405	2,082	50,044

Segment operating income (loss)	$7,933	$2,177	$(2,082)	$8,028

Depreciation and amortization	$2,698	$404	$171	$3,273

Schedule Of Revenues From Geographical Segments [Table Text Block]
The following table presents total revenues classified according to geographical destination for the six months ended June 30, 2012 and 2013:

	Six months ended June 30,
	2013	2012
	Unaudited

Israel	$10,886	$4,582
Europe	14,852	15,333
United States	33,058	29,089
Japan	5,897	6,414
Other	3,477	2,654

	$68,170	$58,072

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The Company's long-lived assets are located as follows:

	June 30, 2013	December 31, 2012
	Unaudited

Israel	$55,108	$48,452
Europe	2,838	2,171
United States	15,132	15,459
Japan	5,455	6,164
Other	3,554	3,657

	$82,087	$75,903